Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	December 31,
	2021	2020
Cash on hand	25	13
Cash at banks	45,188	19,024
Total	45,213	19,037